Revenues and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Schedule of Disaggregation of Revenue	disaggregated revenues by types were as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Interest, professional skills and professional certification preparation courses	1,452,563	1,501,175	1,503,292
Degree- or diploma-oriented post-secondary courses	535,061	205,991	272,824
Subtotal Online educational courses	1,987,624	1,707,166	1,776,116
Sales of products(1)	144,503	245,423	213,872
Others	31,511	41,756	34,778
Total revenues	2,163,638	1,994,345	2,024,766
Less: VAT related surcharges	(4,054)	(4,141)	(4,885)
Total net revenues	2,159,584	1,990,204	2,019,881

(1)
Revenues from sales of products for the years ended December 31, 2023 were previously included in other revenues for the respective years.

Schedule of Movements of the Deferred Revenue

The movements of the deferred revenue for the years ended December 31, 2024 and 2025 were as follows (1):

	As of December 31,
	2024	2025
	RMB	RMB
Beginning balance (current and non-current)	1,113,923	916,510
Additions	1,583,346	1,515,337
Deductions	(1,780,759)	(1,846,553)
Ending balance (current and non-current)	916,510	585,294
Deferred revenue, current	382,047	384,334
Deferred revenue, non-current	534,463	200,960

(1)
Amounts presented are inclusive of VAT (see VAT in Note 2).